INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
INTANGIBLE ASSETS, NET

NOTE 8 – INTANGIBLE ASSETS, NET:

	Capitalization of development cost	Purchased license	Total
	US$ in thousands	US$ in thousands	US$ in thousands
COST
As of January 1, 2022	4,024	-	4,024
Capitalized development cost	975	721	1,696
Currency translation adjustments	(500)	(66)	(566)
As of December 31, 2022	4,499	655	5,154

Accumulated amortization
As of January 1, 2022	116	-	116
Amortization	14	-	14
Currency translation adjustments	(3)	-	(3)
As of December 31, 2022	127	-	127

Net book value as of December 31, 2022	4,372	655	5,027

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)

NOTE 8 – Intangible assets, NET (CONT.):

Capitalization of development cost
US$ in thousands
COST
As of January 1, 2021	2,332
Capitalized development cost	1,468
Currency translation adjustments	224
As of December 31, 2021	4,024

Accumulated amortization
As of January 1, 2021	88
Amortization	28
As of December 31, 2021	116

Net book value as of December 31, 2021	3,908

An intangible asset at the amount of 145 is being amortized, the amortization completed by December 31, 2022. The rest of the intangible asset balance has not yet been amortized.

Intangible assets as of December 31, 2022, consist of capitalized technology development costs of the Group’s core technology as well as the cost of the exclusive license intellectual property (721) which includes the addition amount as a result of the acquisition of additional 50% interest in SMX Beverages Pty Ltd (Note 7). The acquired rights have not yet commenced amortization as the license was not yet commenced usage.